14. Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Intangible assets
14.	Intangible assets

Intangible assets are measured at historical cost less accumulated amortization and impairment losses (if applicable) and reflect: (i) the purchase of authorizations and rights to use radio frequency bands, and (ii) software in use and/or development. Intangible assets also include: (i) infrastructure right-of-use of other companies, and (ii) goodwill on expectation of future profits in purchases of companies.

Amortization charges are calculated using the straight-line method over the estimated useful life of the assets contracted and over the terms of the authorizations. The useful life estimates of intangible assets are reviewed regularly.

Financial charges on funds raised generically (with no specific allocation), used to obtain a qualifying asset, which is an asset that necessarily demands a substantial period of time to become ready for intended use is capitalized as part of this asset’s cost when it is probable that will result in future economic benefits to the Entity and such costs can be reliably measured. Within this concept, we had the capitalization of costs for the acquisition of the 4G license and cleaning of the frequency of the 700 MHZ band acquired until September/19, when the asset was considered in operation by the management and from this date, the capitalization of interest and charges on this asset was terminated. These costs are amortized over the estimated useful lives.

On December 31, 2020, and 2019, the Company does not present indications of impairment in its intangible assets of defined and indefinite useful life.

The values of permits for the operation of SMP and rights to use radio frequencies, as well as software, goodwill and others are demonstrated as follows:

(a) Changes in intangible assets

	Balance at December 2019	Additions/ Amortization	Write-offs	Transfers	Balance at December 2020

Total cost of intangible assets	30,229,359	1,215,636	(945)	-	31,444,050
Software licenses	18,184,382	-	(939)	934,072	19,117,515
Authorizations	9,811,794	32,105	(6)	87,355	9,931,248
Goodwill	1,527,219	-	-	-	1,527,220
Infrastructure right-of-use - LT Amazonas	169,327	8,539	-	-	177,866
Other assets	327,360	-	-	2,266	329,626
Intangible assets under development	209,276	1,174,992	-	(1,023,693)	360,575

Total accumulated amortization	(20,561,032)	(1,856,917)	974	-	(22,416,975)
Software licenses	(15,093,166)	(1,286,295)	974	-	(16,378,487)
Authorizations	(5,278,413)	(537,828)	-	-	(5,816,241)
Infrastructure right-of-use - LT Amazonas	(60,204)	(7,762)	-	-	(67,966)
Other assets	(129,249)	(25,032)	-	-	(154,281)

Total	9,668,326	(641,281)	29	-	9,027,075
Software licenses (c)	3,091,216	(1,286,295)	35	934,072	2,739,028
Authorizations (f)	4,533,381	(505,723)	(6)	87,355	4,115,007
Goodwill (d)	1,527,219	-	-	-	1,527,220
Infrastructure right-of-use - LT Amazonas (e)	109,123	777	-	-	109,900
Other assets	198,111	(25,032)	-	2,266	175,345
Intangible assets under development	209,276	1,174,992	-	(1,023,693)	360,575

	Balance for Dec/18	Additions/ Amortization	Transfers	Other Changes (g)	Balance for Dec/19

Total cost of intangible assets	29,366,779	961,213	-	(98,633)	30,229,359
Right to use software	17,142,641	-	1,041,741	-	18,184,382
Authorizations	7,638,970	26,968	2,255,625	(109,770)	9,811,793
Goodwill	1,527,219	-	-	-	1,527,219
Right to use infrastructure - LT Amazonas	198,202	-	-	(28,874)	169,328
Other assets	307,654	-	19,708	-	327,362
Intangible assets under development	2,552,093	934,245	(3,317,074)	40,011	209,275

Accumulated amortization	(18,684,775)	(1,876,258)	-	-	(20,561,033)
Right to use software	(13,681,086)	(1,412,080)	-	-	(15,093,166)
Authorizations	(4,845,642)	(432,771)	-	-	(5,278,413)
Right to use infrastructure - LT Amazonas	(52,441)	(7,763)	-	-	(60,204)
Other assets	(105,606)	(23,644)	-	-	(129,250)

Total	10,682,004	(915,045)	-	(98,633)	9,668,326
Right to use software (c)	3,461,555	(1,412,080)	1,041,741	-	3,091,216
Authorizations	2,793,328	(405,803)	2,255,625	(109,770)	4,533,380
Goodwill (d)	1,527,219	-	-	-	1,527,219
Right to use infrastructure - LT Amazonas (e)	145,761	(7,763)	-	(28,874)	109,124
Other assets	202,048	(23,644)	19,708	-	198,112
Intangible assets under development (f)	2,552,093	934,245	(3,317,074)	40,011	209,275

Intangible assets under development represents the cost of projects in progress related to the acquisition of 4G authorizations and/or other intangible assets during the period of their construction and installation, up to the moment when they enter into operation, whereupon they will be transferred to the corresponding accounts for these assets. In addition, these intangible assets under development were assessed for impairment on December 31, 2020 and December 31, 2019, with no necessary adjustment.

(b) Amortization rates

Annual rate %

Software licenses	20
Authorizations	5–50
Right to use infrastructure	5
Other assets	7–10

(c) Software licenses

Software maintenance costs are recognized as an expense, as incurred. Development costs that are directly attributable to software product design and testing, and are identifiable and exclusive, controlled by the Group, are recognized as intangible assets when the capitalization criteria are met.

Directly attributable costs that are capitalized as part of the software product are related to employee costs directly allocated in its development.

(d) Goodwill registered in previous years

The Company has the following goodwill, based on the expected future profitability on December 31, 2020 and 2019:

Goodwill from TIM Fiber SP and TIM Fiber RJ acquisitions - TIM Celular S.A (merged by Intelig, current TIM S.A), at the end of 2011, the subsidiary acquired Eletropaulo Telecomunicações Ltda. (which subsequently had its trade name changed to TIM Fiber SP Ltda. – “TIM Fiber SP”) and AES Communications Rio de Janeiro S.A. (which subsequently had its trade name changed to TIM Fiber RJ S.A. – “TIM Fiber RJ”). These companies were SCM providers in the main municipalities of the Greater São Paulo and Greater Rio de Janeiro areas, respectively.

TIM Fiber SP Ltda. and TIM Fiber RJ. S.A. were merged into TIM Celular S.A. on August 29, 2012.

TIM Celular S.A. recorded the goodwill allocation related to the purchase of the companies TIM Fiber SP and TIM Fiber RJ, at the end of the purchase price allocation process, in the amount of R$1,159,649.

Goodwill acquisition of "Intelig" by TIM Participações – the goodwill arising from the acquisition of TIM S.A. (formerly ”Intelig") in December 2009 in the amount of R$ 210,015 is represented/based on the expectation of future profitability of the Company. Its recoverability is tested annually, through the impairment testing.

Goodwill from the acquisition of minority interests in TIM Sul and TIM Nordeste – TIM Participações S.A. acquired in 2005, all the shares of the minority shareholders of TIM Sul and TIM Nordeste, in exchange for shares issued by TIM Participações, converting these companies into full subsidiaries. The goodwill resulting from this transaction amounted to R$ 157,556.

Impairment test

As required by the accounting standard, the Company tests goodwill on business combinations involving TIM Group companies annually for impairment, and the methods and assumptions used by Management in the impairment testing of goodwill mentioned above are summarized below:

The Management of the Company understands that the smallest cash generating unit for impairment testing of goodwill in the acquisition of the company’s previously described covers the business at the consolidated level, therefore it covers the consolidated group. This methodology is aligned with the company's strategic direction. The Company represents a single cash-generating unit for the purpose of impairment test of assets with indefinite useful lives, pursuant to IAS 36.

On December 31, 2020, the impairment test was performed by comparing the book value with the fair value less the disposal costs of the asset, as foreseen in IAS 36.

For the calculation of fair value, the level of hierarchy within which the measurement of the fair value of the asset (cash generating unit) is classified was considered. For the company, as there is only one CGU this was classified in its entirety as Level 1, for the disposal costs we consider that it is irrelevant considering the variation between the fair value level 1 and the book value of the cash generating unit.

The fair value of Level 1 financial instruments comprises the instruments traded in active markets and based on quoted market prices on the balance sheet date. A market is considered active when the quoted prices are readily and regularly available from an Exchange, distributor, broker, industry group, pricing service or regulatory agency, and these prices represent actual market transactions which occur regularly on a purely commercial basis.

Its securities are traded on BOVESPA with code (TIMS3) and have a regular trading volume that allows the measurement (Level 1) as the product between the quoted price for the individual asset or liability and the amount held by the entity.

The measurement was made based on the value of the share at the balance sheet closing date and sensitivity tests were also performed and in none of the scenarios was identified any indication of impairment, being the fair value determined higher than the book value. Therefore, being the fair value higher than the carrying amount, it is not necessary to calculate the value in use. Therefore, the calculations carried out at the consolidated level essentially contemplate the results and accounting balances of TIM S.A., so the management of the Company concludes that the use of the fair value less of cost to sell methodology is adequate to conclude that there is no provision for impairment since the fair value less the cost to sell is higher than the carrying amount of the cash generating unit.

(e) Infrastructure right-of-use - LT Amazonas

The company has signed infrastructure rights agreements with companies that operate electricity transmission lines in the Northern Region of Brazil. These contracts fall within the scope of IFRIC 4 and are classified as leases.

Additionally, the Company has signed network infrastructure sharing agreements with Telefónica Brasil S.A., also in the North Region. In these, the two operators optimize resources and reduce their respective operating costs (note 15).

(f) Authorizations

In this item are recorded the values related to the acquisition of Lot 2 in the auction of the 700 MHz band in the amount of R$ 1,739 million, in addition to the costs related to the cleaning of the frequency of the 700 MHZ band acquired, which totaled R$ 1,199 million, in nominal values. As it is a long-term obligation, the amount payable of R$ 1,199 million was reduced by R$ 47 million by applying the concept of adjustment to present value (“AVP”).

The aforementioned license falls under the concept of qualifying asset. Consequently, the financial charges on resources raised without a specific destination, used for the purpose of obtaining a qualifying asset, were capitalized between the years 2014 to 2019.

In September 2019, the asset was considered in operation by the management and from this date, the capitalization of interest and charges on this asset was terminated. The capitalized amount in the year ended December 31, 2019 was R$ 38,375.

(g) Other changes include:

i) Remeasurement of authorization amounts, pursuant to Anatel resolution 695/18, in the amount of R$ 109,770.

(ii) Interest capitalized as a result of the acquisition of the 4G license, pursuant to IAS 23, in the amount of R$ 40,011, since the respective license is a qualifying asset for interest capitalization.